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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                   	Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                   Pioneer International Equity Fund
             Schedule of Investments  12/31/08 (unaudited)

Shares                                                       Value
             PREFERRED STOCKS - 0.5 %
             Automobiles & Components - 0.5 %
             Automobile Manufacturers - 0.5 %
 25,446      Volkwwagen AG  *                             $ 1,363,200
             Total Automobiles & Components               $ 1,363,200
             TOTAL PREFERRED STOCKS
             (Cost  $3,877,956)                           $ 1,363,200

             COMMON STOCKS - 96.3 %
             Energy - 8.4 %
             Integrated Oil & Gas - 7.1 %
673,157      BP Amoco Plc                                 $ 5,233,144
101,897      Eni S.p.A.                                     2,424,008
 50,818      Gazprom (A.D.R.) *                               726,923
 28,396      Lukoil Holding (A.D.R.) *                        920,691
107,710      Repsol SA                                      2,296,966
 92,487      Royal Dutch Shell Plc                          2,419,980
106,200      Statoil ASA *                                  1,764,159
 45,493      Total SA                                       2,489,898
                                                          $18,275,769
             Oil & Gas Refining & Marketing - 1.3 %
378,000      Nippon Mitsubishi                            $ 1,898,518
168,921      Polski Koncern Naftowy Orlen SA                1,471,961
                                                          $ 3,370,479
             Total Energy                                 $21,646,248
             Materials - 7.4 %
             Diversified Chemical - 2.7 %
108,468      Akzo Nobel                                   $ 4,490,471
 41,865      BASF AG                                        1,660,763
192,000      Mitsubishi Gas Chemical Co.                      782,516
                                                          $ 6,933,750
             Paper Packaging - 1.4 %
 50,000      Mayr-Melnhof Karton AG *                     $ 3,550,160
             Paper Products - 1.2 %
    744      Nippon Unipac Holding                        $ 3,029,336
325,524      Paperlinx, Ltd.                                  165,589
                                                          $ 3,194,925
             Specialty Chemicals - 1.4 %
112,300      DSM NV                                       $ 2,889,975
 77,500      Hitachi Chemical Co., Ltd.                       799,231
                                                          $ 3,689,206
             Steel - 0.7 %
 84,496      Voestalpine Ag                               $ 1,818,806
             Total Materials                              $19,186,847
             Capital Goods - 12.9 %
             Aerospace & Defense - 2.2 %
121,211      Finmeccanica S.p.A.                          $ 1,864,068
1,673,851    Meggitt Plc                                    3,938,113
                                                          $ 5,802,181
             Building Products - 0.3 %
254,000      Nippon Sheet Glass Co., Ltd.                 $   831,853
             Construction & Engineering - 0.4 %
159,613      Yit Oyj *                                    $ 1,033,696
             Construction, Farm Machinery & Heavy Trucks - 1.1 %
313,000      Hino Motors, Ltd.                            $   642,631
 28,991      Man AG *                                       1,605,196
111,782      Volvo Ab *                                       622,469
                                                          $ 2,870,296
             Electrical Component & Equipment - 2.0 %
237,000      Panasonic Electric Works Co., Ltd.           $ 2,101,515
 29,299      Schneider Electric SA *                        2,197,111
101,959      Sumitomo Electric, Inc.                          781,782
                                                          $ 5,080,408
             Industrial Conglomerates - 1.2 %
 93,225      Philips Electronics NV *                     $ 1,820,241
 43,475      Rheinmetall AG *                               1,425,002
                                                          $ 3,245,243
             Industrial Machinery - 2.3 %
329,000      Amada Co., Ltd. *                            $ 1,588,198
 47,449      Andritz AG *                                   1,217,546
136,076      Heidelberger Druckmaschinen AG                 1,212,468
1,053,000    Takuma Co., Ltd.                               1,821,772
                                                          $ 5,839,984
             Trading Companies & Distributors - 3.4 %
239,500      Itochu Corp                                  $ 1,198,299
356,000      Marubeni Corp.                                 1,353,137
107,000      Mitsui & Co., Ltd.                             1,091,526
 98,800      Sumitomo Corp.                                   868,353
748,996      Wolseley                                       4,235,487
                                                          $ 8,746,802
             Total Capital Goods                          $33,450,463
             Commercial Services & Supplies - 0.7 %
             Human Resource & Employment Services - 0.7 %
 84,071      Ranstad Holdings *                           $ 1,713,462
             Total Commercial Services & Supplies         $ 1,713,462
             Transportation - 5.5 %
             Air Freight & Couriers - 0.8 %
127,886      Deutsche Post AG                             $ 2,172,060
             Airlines - 2.3 %
132,687      Deutsche Lufthansa AG *                      $ 2,134,432
494,000      Singapore Airlines, Ltd.                       3,890,698
                                                          $ 6,025,130
             Marine - 2.4 %
2,704,000    Neptune Orient Lines, Ltd.                   $ 2,129,827
273,000      Nippon Yusen Kabushiki Kaisha                  1,679,012
1,037,000    Orient Overseas International                  2,325,216
                                                          $ 6,134,055
             Total Transportation                         $14,331,245
             Automobiles & Components - 5.4 %
             Auto Parts & Equipment - 2.2 %
112,300      Aisin Seiki Co., Ltd.                        $ 1,589,353
 71,700      Denso Corp.                                    1,189,504
143,500      Toyoda Gosei Co., Ltd.                         1,681,795
 63,900      Toyota Industries Corp.                        1,365,315
                                                          $ 5,825,967
             Automobile Manufacturers - 2.1 %
651,000      Fuji Heavy Industries, Ltd.                  $ 1,762,551
128,600      Honda Motor Co., Ltd.                          2,781,316
 57,103      PSA Peugeot *                                    977,470
                                                          $ 5,521,337
             Motorcycle Manufacturers - 0.3 %
 68,100      Yamaha Motor Co., Ltd. *                     $   712,612
             Tires & Rubber - 0.7 %
127,600      Bridgestone Corp. *                          $ 1,911,130
             Total Automobiles & Components               $13,971,046
             Consumer Durables & Apparel - 2.0 %
             Consumer Electronics - 1.0 %
167,000      Sharp Corp. *                                $ 1,193,901
 58,500      Sony Corp. *                                   1,268,235
                                                          $ 2,462,136
             Footwear - 1.0 %
1,362,500    Yue Yuen Industrial Holdings                 $ 2,699,989
             Total Consumer Durables & Apparel            $ 5,162,125
             Media - 2.3 %
             Broadcasting - 0.6 %
 13,650      Nippon Television Network                    $ 1,438,708
             Movies & Entertainment - 1.7 %
137,821      Vivendi SA *                                 $ 4,504,724
             Total Media                                  $ 5,943,432
             Food & Drug Retailing - 0.8 %
             Food Retail - 0.8 %
 49,100      FamilyMart *                                 $ 2,127,122
             Total Food & Drug Retailing                  $ 2,127,122
             Food, Beverage & Tobacco - 3.8 %
             Agricultural Products - 1.7 %
7,013,760    Chaoda Modern Agriculture                    $ 4,515,151
             Brewers - 1.0 %
110,624      Anheuser-Busch Inbev NV *                    $ 2,574,801
             Packaged Foods & Meats - 1.1 %
156,848      Koninklijke Wessanen NV                      $ 1,021,388
115,000      Nippon Meat Packers, Inc. *                    1,733,148
                                                          $ 2,754,536
             Total Food, Beverage & Tobacco               $ 9,844,488
             Health Care Equipment & Services - 1.8 %
             Health Care Services - 1.8 %
 98,536      Fresenius Medical Care AG                    $ 4,681,951
             Total Health Care Equipment & Services       $ 4,681,951
             Pharmaceuticals & Biotechnology - 8.1 %
             Pharmaceuticals - 8.1 %
 72,300      Hisamitsu Pharmaceutical Co *                $ 2,943,667
121,306      Novartis *                                     6,032,913
 38,786      Roche Holdings AG                              5,926,207
 96,209      Sanofi-Aventis *                               6,134,570
                                                          $21,037,357
             Total Pharmaceuticals & Biotechnology        $21,037,357
             Banks - 9.6 %
             Diversified Banks - 9.6 %
820,214      Banco Santander Central Hispano SA           $ 7,947,030
123,935      BNP Paribas SA *                               5,253,850
3,312,000    Boc Hong Kong Holdings, Ltd.                   3,780,643
815,222      HSBC Holding Plc                               7,816,645
                                                          $24,798,168
             Total Banks                                  $24,798,168
             Diversified Financials - 1.3 %
             Asset Management & Custody Banks - 1.1 %
801,477      Man Group Plc                                $ 2,779,702
             Consumer Finance - 0.2 %
 80,650      Takefuji Corp.                               $   657,199
             Total Diversified Financials                 $ 3,436,901
             Insurance - 8.2 %
             Life & Health Insurance - 1.8 %
741,317      Aegon NV                                     $ 4,749,250
             Multi-Line Insurance - 4.0 %
 52,215      Allianz AG                                   $ 5,622,442
826,118      Aviva Plc                                      4,742,723
                                                          $10,365,165
             Reinsurance - 2.4 %
 23,866      Muenchener Rueckversicherungs Gesellschaft AG$ 3,715,992
 50,441      Swiss Reinsurance, Ltd.                        2,432,323
                                                          $ 6,148,315
             Total Insurance                              $21,262,730
             Real Estate - 2.4 %
             Diversified Real Estate Activities - 1.6 %
1,071,000    Henderson Land Development                   $ 4,000,934
             Real Estate Development - 0.8 %
6,982,000    Allgreen Properties *                        $ 2,105,778
             Total Real Estate                            $ 6,106,712
             Technology Hardware & Equipment - 5.8 %
             Communications Equipment - 1.2 %
419,410      Ericsson LM Tel Sur B *                      $ 3,241,798
             Computer Hardware - 1.1 %
208,000      Fujitsu, Ltd.                                $ 1,002,596
549,000      NEC Corp.                                      1,837,570
                                                          $ 2,840,166
             Computer Storage & Peripherals - 0.6 %
 90,800      Seiko Epson Corp.                            $ 1,442,371
             Electronic Components - 0.9 %
102,700      OMRON Corp.                                  $ 1,374,655
177,000      Taiyo Yuden Co., Ltd.                            997,723
                                                          $ 2,372,378
             Electronic Equipment & Instruments - 0.7 %
438,000      Hitachi, Ltd.                                $ 1,693,936
             Office Electronics - 1.3 %
 48,551      Canon, Inc. *                                $ 1,519,899
148,000      Richo Co.                                      1,879,651
                                                          $ 3,399,550
             Total Technology Hardware & Equipment        $14,990,199
             Semiconductors - 1.0 %
             Semiconductors - 1.0 %
368,639      ST Micro Electronics NV                      $ 2,478,530
             Total Semiconductors                         $ 2,478,530
             Telecommunication Services - 5.7 %
             Integrated Telecommunication Services - 4.3 %
200,579      Deutsche Telekom AG *                        $ 3,059,460
    486      Nippon Telegraph & Telephone Corp.             2,604,823
244,639      Telefonica SA                                  5,505,200
                                                          $11,169,483
             Wireless Telecommunication Services - 1.4 %
    336      KDDI Corp. *                                 $ 2,386,541
  8,035      SK Telecom *                                   1,322,748
                                                          $ 3,709,289
             Total Telecommunication Services             $14,878,772
             Utilities - 3.2 %
             Electric Utilities - 1.8 %
118,506      E.On AG *                                    $ 4,739,791
             Gas Utilities - 1.4 %
781,000      Osaka Gas Co., Ltd.                          $ 3,597,349
             Total Utilities                              $ 8,337,140
             TOTAL COMMON STOCKS
             (Cost  $368,453,841)                         $249,384,938
             TOTAL INVESTMENT IN SECURITIES - 96.8%
             (Cost  $372,331,797)(a)                      $250,748,138
             OTHER ASSETS AND LIABILITIES - 3.2%          $ 8,322,431
             TOTAL NET ASSETS - 100.0%                    $259,070,569

(A.D.R.)     American Depositary Receipt

     *       Non-income producing security.

   (a) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $376,944,426 was as follows:

             Aggregate gross unrealized gain for all investments in which there is an excess of value over tax$46,079,717

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over v(172,276,005)

             Net unrealized loss                          $(126,196,288)


             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:

Valuation Inputs                                           InvestmentOther
Financial
                                                           in SecuritInstruments
Level 1 - Quoted Prices                                   $1,647,614
Level 2 - Other Significant Observable Inputs              249,100,52(7,797,150)
Level 3 - Significant Unobservable Inputs
Total                                                     $250,748,13(7,797,150)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.